Receivables and Other Assets - Movement in Allowance for Impairment in Respect of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	₩ 1,093	₩ 566	₩ 794
(Reversal of) bad debt expense	218	527	(228)
Balance at the end of the year	1,311	1,093	566
Long-term non-trade receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	23	52	79
(Reversal of) bad debt expense	(23)	(29)	(27)
Balance at the end of the year		23	52
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	1,488	1,507	825
(Reversal of) bad debt expense	144	(19)	682
Balance at the end of the year	₩ 1,632	₩ 1,488	₩ 1,507